Compensation Related Costs, Share Based Payments	3 Months Ended
Mar. 31, 2026
Securitize, Inc. and Subsidiaries
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
The Company may grant incentive and non-qualified stock options, stock appreciation rights, restricted stock and restricted stock units, and stock bonus awards to the Company’s employees, consultants, and directors under the 2018 Equity Incentive Plan, as amended on March 29, 2019 and July 17, 2025 (the “2018 Plan”). Through December 31, 2025, the only awards that have been issued by the Company were the options to purchase shares of the Company’s Class A common stock. Incentive stock options may be granted at an exercise price of not less than 100% of the estimated fair value of the stock at the date of the grant as determined by the Board of Directors and generally vest over a four-year period. The options are exercisable for a period of time not to exceed ten years from the vesting start date. If incentive stock options are granted to a stockholder who owns more than 10% of the voting power of all classes of stock of the Company, the exercise price of the incentive stock options must be at least 110% of the estimated fair value of the Common Stock at the date of the grant.
At December 31, 2025, the aggregate number of shares of Class A common stock that may be issued pursuant to the 2018 Plan is 5,100,000 and the number of shares available for future grants under the 2018 Plan is 1,148,504.
The following table provides a summary of the Company’s stock option activity:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	3,193,444	$1.66
Granted	1,203,489	3.39
Forfeited	(404,097)	2.34
Exercised	(293,768)	1.66
Expired	(41,340)	1.63
Outstanding at December 31, 2025	3,657,728	$1.98	6.01	$161,607,114
Vested and expected to vest, December 31, 2025	3,637,022	$1.98	6.01	$160,685,879
Exercisable at December 31, 2025	2,265,158	$1.64	4.31	$100,844,337
The weighted-average grant-date fair value of options granted during the years ended December 31, 2025 and 2024 was $3.94 and $1.13, respectively. The total intrinsic value of options exercised during the year ended December 31, 2025 was $1,562,378. There were no options exercised during the year ended December 31, 2024.
The following assumptions were used to estimate the fair value of stock options granted for the years ended December 31, 2025 and 2024 using the Black-Scholes option pricing model:

December 31,
	2025	2024
Risk-free interest rate	3.51% – 4.56%	3.49 – 4.47%
Weighted average expected life (years)	4.11 – 6.14%	625
Volatility	60.72 – 65.56%	65.53 – 72.42%
Dividend rate	—%	—%
Exercise price	$1.39 – $4.95	$1.39 – $3.45
Stock price	$3.45 – $46.16	$1.68 – $3.45
In determining the exercise prices for options granted, the Company’s Board of Directors has considered the fair value of the common stock as of the measurement date. The fair value of the common stock has been determined by the Board of Directors after considering a broad range of factors, including the results of a third-party valuation, the illiquid nature of an investment in the Company’s common stock, the Company’s performance and financial position and the Company’s future prospects and opportunity for liquidity events. The Company utilized guideline public companies in the estimate of expected volatility disclosed above.
The Company prepared a 409A analysis to inform the fair value of the common stock as of the date of the grant. For the 2025 409A valuation, the Company utilized a weighted value between the value of the Company per the Business Combination with Cantor Equity Partners II, Inc. and the value of the Company utilizing a discounted cash flow and a market-based approach. For the 2024 409A valuation, the Company utilized both an income-based approach using discounted cash flows based on company forecasts and a market-based approach using guideline public companies, equally weighting both approaches at 50%.
As of December 31, 2025, there was approximately $3,176,401 of unrecognized compensation expense related to stock-based compensation arrangements granted under the 2018 Plan, which is expected to be recognized over a weighted average period of approximately 1.7 years.